Schedule of Investments
March 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.46%
Australia–5.93%
Breville Group Ltd.(a)	223,233	$4,164,507
Cleanaway Waste Management Ltd.	4,863,649	7,701,943
JB Hi-Fi Ltd.	123,527	6,250,332
NRW Holdings Ltd.	2,253,485	8,348,944
Ventia Services Group Pty. Ltd.	3,520,498	12,818,253
		39,283,979
Austria–3.35%
BAWAG Group AG(b)	88,866	13,510,078
DO & Co. AG	46,567	8,689,823
		22,199,901
Brazil–2.54%
Arcos Dorados Holdings, Inc., Class A	569,768	4,700,586
ASTA Energy Solutions AG(c)	268,808	12,117,370
		16,817,956
Canada–1.48%
Information Services Corp.	301,900	9,841,970
China–5.63%
Airtac International Group	282,000	8,981,827
Full Truck Alliance Co. Ltd., ADR	760,524	6,312,349
Sunresin New Materials Co. Ltd., A Shares	765,133	7,346,766
Tongcheng Travel Holdings Ltd.(b)	2,962,400	6,853,818
Vipshop Holdings Ltd., ADR	496,841	7,810,341
		37,305,101
Denmark–1.45%
ALK-Abello A/S	304,543	9,628,366
Finland–3.11%
Framery Group Oyj(c)	864,826	6,196,528
Konecranes OYJ	438,861	14,403,722
		20,600,250
France–4.92%
Coface S.A.	510,964	8,898,921
Exail Technologies S.A.(c)	89,680	12,420,093
ID Logistics Group SACA(c)	21,351	7,971,813
Planisware S.A.(a)	198,592	3,328,520
		32,619,347
Georgia–2.14%
Lion Finance Group PLC	114,410	14,200,523
Germany–7.49%
CTS Eventim AG & Co. KGaA	170,092	9,962,408
flatexDEGIRO AG	364,422	12,567,215
Hypoport SE(c)	44,806	3,781,938
PFISTERER Holding SE(c)	54,836	4,451,728
Scout24 SE(b)	91,140	7,032,214
Vincorion SE(c)	629,984	11,818,153
		49,613,656
Shares		Value
India–3.86%
Castrol India Ltd.	3,453,603	$6,369,232
Emami Ltd.	791,389	3,307,888
EPL Ltd.	3,182,339	6,928,099
KEC International Ltd.	567,634	3,079,280
Shriram Finance Ltd.	631,134	5,871,960
		25,556,459
Indonesia–1.66%
PT Kalbe Farma Tbk	73,599,100	4,228,777
PT Mitra Keluarga Karyasehat Tbk(b)	55,129,800	6,790,357
		11,019,134
Japan–21.39%
Chiba Bank Ltd. (The)	1,010,900	13,085,647
Daiei Kankyo Co. Ltd.	384,000	9,532,144
Daifuku Co. Ltd.	278,100	9,819,449
Hitachi Construction Machinery Co. Ltd.	304,500	10,455,680
Japan Elevator Service Holdings Co. Ltd.	1,097,700	11,350,822
Katitas Co. Ltd.	355,300	7,121,543
Kobe Bussan Co. Ltd.(a)	684,000	14,801,052
Nippon Gas Co. Ltd.	650,700	12,161,808
Niterra Co. Ltd.	256,000	12,070,802
Sanwa Holdings Corp.	350,400	7,968,880
SHO-BOND Holdings Co. Ltd.	734,600	6,574,736
Tokyo Ohka Kogyo Co. Ltd.	269,200	13,173,358
Tokyo Tatemono Co. Ltd.	592,300	13,664,555
		141,780,476
Malaysia–1.43%
Heineken Malaysia Bhd.	1,681,300	9,482,725
Mexico–1.95%
Bolsa Mexicana de Valores S.A.B. de C.V.	3,511,594	7,429,540
Genomma Lab Internacional S.A.B de C.V., Class B	5,425,100	5,484,730
		12,914,270
Netherlands–2.89%
SBM Offshore N.V.	481,147	19,187,084
Poland–0.56%
Diagnostyka S.A.	77,120	3,564,266
Mo-BRUK S.A.	1,804	166,366
		3,730,632
South Africa–0.74%
Karooooo Ltd.(a)	98,180	4,893,291
South Korea–4.61%
LEENO Industrial, Inc.	193,338	12,599,156
Samsung Fire & Marine Insurance Co. Ltd.	59,848	17,926,354
		30,525,510
Sweden–7.30%
Asker Healthcare Group AB(a)(c)	1,542,205	11,414,238
Asmodee Group AB(c)	917,108	10,359,674
Bufab AB(a)	1,060,652	11,831,807
Karnov Group AB(a)(c)	715,048	5,422,161
See accompanying notes which are an integral part of this schedule.
Invesco International Small Company Fund

Shares		Value
Sweden–(continued)
NCAB Group AB(a)(c)	1,586,129	$9,344,563
		48,372,443
Taiwan–4.89%
Alchip Technologies Ltd.	54,000	4,403,791
ASPEED Technology, Inc.	35,000	12,064,312
Chroma ATE, Inc.	333,000	15,978,808
		32,446,911
Tanzania–2.61%
Helios Towers PLC(c)	7,192,040	17,314,642
United Kingdom–6.53%
4imprint Group PLC	176,206	7,959,900
Diploma PLC	139,437	11,132,931
Mortgage Advice Bureau Holdings Ltd.	526,801	3,897,883
Savills PLC	390,570	4,272,433
SigmaRoc PLC(c)	10,258,269	16,001,360
		43,264,507
Total Common Stocks & Other Equity Interests (Cost $578,136,553)		652,599,133
Money Market Funds–0.79%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	1,826,659	1,826,659
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	3,392,368	$3,392,368
Total Money Market Funds (Cost $5,219,027)		5,219,027
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.25% (Cost $583,355,580)		657,818,160
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.04%
Invesco Private Government Fund, 3.63%(d)(e)(f)	5,596,766	5,596,766
Invesco Private Prime Fund, 3.80%(d)(e)(f)	14,544,072	14,545,527
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,143,676)		20,142,293
TOTAL INVESTMENTS IN SECURITIES—102.29% (Cost $603,499,256)		677,960,453
OTHER ASSETS LESS LIABILITIES–(2.29)%		(15,191,765)
NET ASSETS–100.00%		$662,768,688
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at March 31, 2026.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
March 31, 2026 was $34,186,467, which represented 5.16% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,837,331	$14,786,797	$(18,797,469)	$-	$-	$1,826,659	$69,090
Invesco Treasury Portfolio, Institutional Class	10,840,757	27,461,197	(34,909,586)	-	-	3,392,368	127,273
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,004,711	16,435,193	(16,843,138)	-	-	5,596,766	65,542*
Invesco Private Prime Fund	15,602,941	41,167,154	(42,220,696)	(1,383)	(2,489)	14,545,527	177,187*
Total	$38,285,740	$99,850,341	$(112,770,889)	$(1,383)	$(2,489)	$25,361,320	$439,092

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$39,283,979	$—	$39,283,979
Austria	—	22,199,901	—	22,199,901
Brazil	16,817,956	—	—	16,817,956
Canada	9,841,970	—	—	9,841,970
China	14,122,690	23,182,411	—	37,305,101
Denmark	—	9,628,366	—	9,628,366
Finland	—	20,600,250	—	20,600,250
France	—	32,619,347	—	32,619,347
Georgia	—	14,200,523	—	14,200,523
Germany	11,818,153	37,795,503	—	49,613,656
India	—	25,556,459	—	25,556,459
Indonesia	—	11,019,134	—	11,019,134
Japan	—	141,780,476	—	141,780,476
Malaysia	—	9,482,725	—	9,482,725
Mexico	12,914,270	—	—	12,914,270
Netherlands	—	19,187,084	—	19,187,084
Poland	—	3,730,632	—	3,730,632
South Africa	4,893,291	—	—	4,893,291
South Korea	—	30,525,510	—	30,525,510
Sweden	—	48,372,443	—	48,372,443
Taiwan	—	32,446,911	—	32,446,911
Tanzania	—	17,314,642	—	17,314,642
United Kingdom	—	43,264,507	—	43,264,507
Money Market Funds	5,219,027	20,142,293	—	25,361,320
Total Investments	$75,627,357	$602,333,096	$—	$677,960,453
Invesco International Small Company Fund